Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	Share Capital
In December 2021, the Company entered into a consulting agreement with MCSK Holdings Ltd. (“MCSK”) to advise and assist the Company in developing and implementing appropriate plans and materials for presenting the Company and its business plan, strategy and personnel to certain identified providers of utilities for the purpose of establishing cryptocurrency operations (the “MCSK Consulting Agreement”). As compensation for MCSK’s services to be provided pursuant to the MCSK Consulting Agreement, the Company issued to MCSK 300,000 common shares with a fair value of $1.2 million.
In October 2021, the Company issued 2,880,000 common shares with a fair value of $12.8 million for a fee incurred under the July 31, 2021 Majestic Dragon agreement related to the Series H Preferred Shares issued to Hertford on October 1, 2021. The Company applied a 25% discount for lack of marketability of common shares for the six-month restriction based on a put option pricing model using volatility of 140% and a risk-free rate of 0.05%. In August 2021, the Company issued 135,000 common shares with a fair value of a $456,000 under the Majestic Dragon agreement for a finder’s fee related to the Hertford Agreement.
In October 2021, in consideration for Westworld waiving its rights to consent to any and all past, present and future additional financings by the Company, the parties entered into a second amendment to the Westworld SPA under which the Company issued to Westworld, 850,000 warrants to purchase 850,000 common shares of the Company, which such warrants have a fair value of $2.8 million, a term of three years, and an exercise price of $6.00 per share.
In September 2021, the Company completed a registered direct offering of an aggregate of 22,600,000 common shares, no par value, and warrants to purchase an aggregate of 11,299,000 common shares of the Company at a combined offering price of $8.50 per share. The warrants have an exercise price of $9.50 per share. Each warrant is exercisable for one common share and is immediately exercisable and will expire five years from the issuance date. A holder (together with its affiliates) may not exercise any portion of such holder's warrants to the extent that the holder would own more than 4.99% of the Company's outstanding common shares immediately after exercise, except that upon notice from the holder to the Company, the holder may decrease or increase the limitation of ownership of outstanding stock after exercising the holder's warrants up to 9.99% of the number of common shares outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the warrants, provided that any increase in such limitation shall not be effective until 61 days following notice to the Company. Net proceeds, after deducting placement agent's fees, commissions and other offering expenses, were approximately $176.3 million. Maxim Group LLC (“Maxim”) acted as the sole placement agent in connection with the offering. The proceeds will be used, in part, towards the purchase of crypto mining machines.
In August 2021, the Company completed the purchase and sale of 2,488,530 units (collectively, the “Units” and individually, a “Unit”) at a combined offering price of $4.25 per Unit with each Unit consisting of (a) one common share of the Company, (b) a warrant to purchase one common share of the Company at an exercise price of $6.50 per share immediately exercisable and will expire three years from the issuance date (the “A Warrant”), and (c) a warrant to purchase one common share of the Company at an exercise price of $7.50 per share immediately exercisable and will expire three years from the issuance date (the “B Warrant”) (collectively the “August 2021 Warrants”). The August 2021 Warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 4.99% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). In addition, as an introduction fee, the Company issued to OTC Hospitality Group 106,958 A Warrants and 106,958 B Warrants, with the same terms as the August 2021 Warrants, to purchase, in the aggregate, up to 213,916 common shares and paid to OTC Hospitality Group $456,000 in cash. Net proceeds were approximately $10.1 million. The Company intends to use the proceeds for general corporate and working capital purposes.
In May 2021, the Company completed the closing of its underwritten public offering of 5,600,000 common shares at a price to the public of $1.25 per share. Maxim acted as the sole placement agent in connection with the offering. The Company granted to Maxim a 45-day option to purchase up to an additional 700,000 common shares, at the public offering price less underwriting discounts and commissions, of which Maxim has exercised its option to purchase the additional common shares. In addition, the Company issued Maxim 224,000 warrants, with a cashless provision, to purchase up to 224,000 common shares at a purchase price of $1.375. Net proceeds after deducting underwriting discounts, commissions and other offering expenses were approximately $6.8 million, inclusive of the over-allotment.
In May 2021, the Company entered into a settlement and termination agreement with Torrington, and as full and final settlement of all amounts owing under the February 13, 2020 Business Advisory Agreement, whether fixed, contingent or otherwise, the Company issued to Torrington, as a one-time payment, share certificates representing 600,000 common shares of the Company with a fair value of $795,000.
On June 1, 2020, the Company entered into a consulting agreement with GROUPE PARAMEUS CORP (“GROUPE P”) to provide consulting services for one year to the Company in the area of corporate finance, investor communications and financial and investor public relations. As compensation for GROUPE P’s services to be provided pursuant to the consulting agreement, in addition to a prepayment of $150,000 in cash, the Company granted 100,000 restricted stock awards, 100,000 common shares of the Company pursuant to the terms of Regulation D under the Securities Act of 1933, and a non-qualified stock option for the purchase of 50,000 common shares at an exercise price of $2.52 per share with a vest period over six months. On June 16, 2020, the Company issued 200,000 common shares to GROUPE P with a fair value of $504,000.
On April 24, 2020, the Company entered into a consulting agreement with ROK Consulting Inc. (“ROK”) to provide consulting services to the Company in the area of corporate finance, investor communications and financial and investor public relations (the “ROK Consulting Agreement”). As compensation for ROK’s services to be provided pursuant to the ROK Consulting Agreement, in addition to cash compensation, the Company agreed to issue to ROK 375,000 common shares of the Company. On June 19, 2020, the Company issued 150,000 common shares of the Company with a fair value of $360,000 to ROK per the terms of the ROK Consulting Agreement. On August 4, 2020, the Company issued 225,000 common shares of the Company with a fair value of $725,000 to ROK per the terms of the ROK Consulting Agreement.
In May 2020, the Company entered into an equity purchase agreement and registration rights agreement with Oasis Capital, LLC (“Oasis”), to purchase from the Company up to $11.0 million worth of common shares of the Company. Under the purchase agreement, the Company has the right to sell up to $11.0 million of its common shares to Oasis over a 36-month period. The Company controlled the timing and amount of any sales to Oasis, and Oasis is obligated to make purchases in accordance with the purchase agreement, upon certain terms and conditions being met. The purchase agreement, which contained a floor price of $1.58 per common share, allowed the Company to fund its needs in a more expedient and cost-effective manner, on the pricing terms set forth in the purchase agreement. The equity line was designed to provide capital to the company as it is required. On October 26, 2020, the Company issued 30,000 unregistered common shares of the Company to Oasis, with a fair value of $77,000, in exchange for a waiver from Oasis of its prepayment right under the Oasis promissory note as a result of the Series E Preferred Shares transaction. During the years ended December 31, 2021 and 2020, the Company issued 630,000 and 200,000 common shares, respectively, to Oasis for gross proceeds of $1.3 million and $0.4 million, respectively, under the terms and conditions of the equity purchase agreement. In November 2021, the equity purchase agreement with Oasis was terminated by the Company.
The Company has Unlimited authorized shares of common shares at no par value. At December 31, 2021, the Company had the following outstanding warrants to purchase common shares:

Date issued	Contractual life (years)	Exercise price per share	Number outstanding	Expiration
August 2017	5	$42.00	37,500	August 11, 2022
August 2017	5	$42.00	11,876	August 16, 2022
August 2017	5	$42.00	25,625	August 22, 2022
April 2018	5	$5.60	111,563	April 17, 2023
March 2020	3	$0.60	31,000	March 23, 2023
July 2021	3	$4.00	2,000,000	December 22, 2024
August 2021	3	$6.50	2,595,488	August 25, 2024
August 2021	3	$7.50	2,595,488	August 25, 2024
September 2021	5	$9.50	11,299,999	September 8, 2026
October 2021	3	$6.00	850,000	October 1, 2024
			19,558,539